Segment reporting	12 Months Ended
Dec. 31, 2022
Segment reporting [Abstract]
Segment reporting
16.	Segment reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has three operating segments as defined by ASC 280, including Consumer Loan Repayment and Collection Management Services, Loan Recommendation Services and Prepaid Payment Network Services.

The following tables present summary information by segment for the years ended December 31, 2022, 2021 and 2020, respectively:

		Year ended December 31, 2020
	Consumer loan repayment and collection management services	Loan recommendation services	Prepaid payment network services	Others	Total

Revenue	1,074,734	2,087,717	432,958	-	3,595,409
Operating expenses	422,963	821,624	170,392	-	1,414,979
Income from operations	651,771	1,266,093	262,566	-	2,180,430
Income tax expense	177,169	344,159	71,373	-	592,701
Net income	474,496	921,728	191,151	-	1,587,375
Depreciation and amortization	6,836	11,521	35,163	-	53,520
Capital expenditure	-	-	-	-	-
Total assets	694,874	1,174,137	915,577	-	2,784,588

		Year ended December 31, 2021
	Consumer loan repayment and collection management services	Loan recommendation services	Prepaid payment network services	Others	Total

Revenue	156,062	928,565	1,177,822	-	2,262,449
Operating expenses	508,772	20,717	236,039	2,275,887	3,041,415
Income (loss) from operations	(352,710)	907,848	941,783	(2,275,887)	(778,966)
Income tax expense	14,783	109,732	132,827	-	257,342
Net income (loss)	(367,692)	798,054	754,814	(2,278,417)	(1,093,241)
Depreciation and amortization	1,347	9,997	51,627	-	62,971
Capital expenditure	-	-	6,722	-	6,722
Total assets	(3,715,787)	4,011,568	1,629,846	$15,441,081	17,366,708

		Year ended December 31, 2022
	Consumer loan repayment and collection management services	Loan recommendation services	Prepaid payment network services	Others	Total

Revenue	-	-	161,372	-	161,372
Operating expenses	-	244,629	297,550	2,190,200	2,732,379
Income (loss) from operations	-	(244,629)	(136,178)	(2,190,200)	(2,571,007)
Net income (loss)	112	(244,799)	(144,833)	(2,172,387)	(2,561,907)
Depreciation and amortization	-	-	42,676	14,752	57,428
Capital expenditure	-	-	34,346	-	34,346
Total assets	8,328	51,321	1,536,973	13,062,212	14,658,834